UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

Number of Shares		Value

	COMMON STOCKS – 84.4%
	CONSUMER DISCRETIONARY – 17.1%
1,192	Amazon.com, Inc.*	$272,193
6,693	Expedia, Inc.	321,733
5,146	Home Depot, Inc.	272,687
5,022	Starbucks Corp.	267,773
11,352	Tempur-Pedic International, Inc.*	265,523
2,798	Under Armour, Inc. - Class A*	264,355
1,685	VF Corp.	224,863
4,854	Whirlpool Corp.	296,871
		2,185,998
	CONSUMER STAPLES – 3.5%
3,315	Clorox Co.	240,205
2,811	JM Smucker Co.	212,287
		452,492
	ENERGY – 9.5%
3,801	Anadarko Petroleum Corp.	251,626
4,485	ConocoPhillips	250,622
3,051	EOG Resources, Inc.	274,926
3,104	National Oilwell Varco, Inc.	200,022
2,764	Pioneer Natural Resources Co.	243,812
		1,221,008
	FINANCIALS – 14.4%
4,206	American Express Co.	244,831
9,558	American International Group, Inc.*	306,716
34,935	Bank of America Corp.	285,768
4,301	Cullen/Frost Bankers, Inc.	247,265
7,327	JPMorgan Chase & Co.	261,794
1,750	Public Storage - REIT	252,718
3,860	Travelers Cos., Inc.	246,422
		1,845,514
	HEALTH CARE – 6.3%
1,913	Biogen Idec, Inc.*	276,199
508	Intuitive Surgical, Inc.*	281,325
2,173	Perrigo Co.	256,262
		813,786
	INDUSTRIALS – 13.9%
6,433	Eaton Corp.	254,940
2,397	Flowserve Corp.	275,056
12,183	Fortune Brands Home & Security, Inc.*	271,315

BearlyBullish Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	INDUSTRIALS (CONTINUED)
5,185	Joy Global, Inc.	$294,145
2,934	Norfolk Southern Corp.	210,573
8,484	Textron, Inc.	210,997
13,500	USG Corp.*	257,175
		1,774,201
	INFORMATION TECHNOLOGY – 9.4%
515	Apple, Inc.*	300,760
1,500	F5 Networks, Inc.*	149,340
9,852	Intel Corp.	262,556
1,169	International Business Machines Corp.	228,633
603	Mastercard, Inc. - Class A	259,356
		1,200,645
	MATERIALS – 8.2%
1,307	CF Industries Holdings, Inc.	253,218
5,268	Eastman Chemical Co.	265,349
2,043	Praxair, Inc.	222,135
2,359	Sherwin-Williams Co.	312,214
		1,052,916
	TELECOMMUNICATION SERVICES – 2.0%
7,030	AT&T, Inc.	250,690

	UTILITIES – 0.1%
109	NextEra Energy, Inc.	7,500

	TOTAL COMMON STOCKS (Cost $9,676,108)	10,804,750

	EXCHANGE-TRADED FUNDS – 2.3%
19,220	ProShares UltraShort 20+ Year Treasury	304,445

	TOTAL EXCHANGE-TRADED FUNDS (Cost $299,833)	304,445

	SHORT-TERM INVESTMENTS – 13.2%
1,686,313	Fidelity Institutional Money Market Fund, 0.17%1	1,686,313

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,686,313)	1,686,313

BearlyBullish Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2012 (Unaudited)

TOTAL INVESTMENTS – 99.9% (Cost $11,662,254)	$12,795,508
Other Assets in Excess of Liabilities – 0.1%	6,653

TOTAL NET ASSETS – 100.0%	$12,802,161

REIT – Real Estate Investment Trusts

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

BearlyBullish Fund
SUMMARY OF INVESTMENTS
As of June 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	17.1%
Financials	14.4%
Industrials	13.9%
Energy	9.5%
Information Technology	9.4%
Materials	8.2%
Health Care	6.3%
Consumer Staples	3.5%
Telecommunication Services	2.0%
Utilities	0.1%
Total Common Stocks	84.4%
Exchange-Traded Funds	2.3%
Short-Term Investments	13.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Note 1 – Organization
BearlyBullish Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund is authorized to issue two classes of shares: Investor Class and Institutional Class. The Fund’s Investor Class shares commenced investment operations on June 15, 2011. As of June 30, 2012, the Fund’s Institutional Class shares are not available for investment.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Tax Information
At June 30, 2012, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$11,718,376

Gross Unrealized Appreciation	$1,473,510
Gross Unrealized Depreciation	(396,378)
Net Unrealized Appreciation on Investments	$1,077,132

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2012 (Unaudited)

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s assets carried at fair value:

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2012 (Unaudited)

	Level 1 (Quoted Price)	Level 2 (Observable Inputs)	Level 3 (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$10,804,750	$-	$-	$10,804,750
Short-Term Investments	1,686,313			1,686,313
Exchange-Traded Funds	304,445	-	-	304,445
Total Investments, at Value	$12,795,508	$-	$-	$12,795,508

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2	The Fund did not hold any Level 2 or 3 securities at period end.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	8/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	8/28/12

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	8/28/12